[Logo - AMUNDI PIONEER Asset Management]


May 3, 2019



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Fund (the "Fund")
     (File Nos. 2-25980 and 811-01466)
     CIK No. 0000078713

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information of the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 101 to the Fund's registration statement on Form N-1A filed electronically on April 26, 2019 (Accession No. 0000078713-19-000003).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

     Very truly yours,

     /s/ Thomas Reyes
     -------------------------
     Thomas Reyes
     Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820